Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued warranty costs	$ 1,657	$ 1,735	$ 1,009
Accrued compensation and related benefits	2,533	1,001	398
Contingent and deferred purchase consideration connection with Quantum acquisition	1,873	926	638
Accrued financing fees		723	360
Accrued expenses, other	2,749	216	553
Sales tax			96
Total	$ 10,919	$ 4,601	$ 3,054